Long-term debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term debt
12. Long-term debt:

Term loan facility	Maturity date	Interest rate	June 30, 2025	December 31, 2024
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$4,882	$6,837
Current portion			3,905	3,905
Long-term portion			977	2,932
Term loan facilities, net of debt issuance costs			$4,882	$6,837

On December 13, 2021, the credit facility and non-revolving term facility with EDC were refinanced into one $20,000 term loan, with quarterly principal and interest payments. On May 31, 2024, the Company amended the loan agreement with EDC to permit the asset transfer of certain property, plant, and equipment previously pledged to the loan into Cespira, removal of Fuel System Solutions Inc. as a borrower, added Westport Fuel Systems Canada Inc. as a borrower and modified the securities pledged to the loan. The loan is secured by share pledges in the Company's equity interest in Cespira.

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As at June 30, 2025, the Company is in compliance with all covenants under the financing arrangements.
The principal repayment schedule of long-term debt is as follows as at June 30, 2025:

Term loan facility
Remainder of 2025	$1,953
2026	2,929
$4,882